Consolidated Statements of Chanages in Equity - USD ($) $ in Thousands	Total	Issued capital [member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Contributed Surplus [Member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]
Beginning balance at Dec. 31, 2018	$ 23,382	$ 301	$ (174,164)	$ 18,040	$ 180,142	$ 24,319	$ (937)
IfrsStatementLineItems [Line Items]
Shares issued in reverse acquisition	2,287	2,287				2,287
Net loss	(12,354)		(11,971)			(11,971)	(383)
Other comprehensive income	346			346		346
Share based payments (note 19)	127				127	127
Ending balance at Dec. 31, 2019	13,788	2,588	(186,135)	18,386	180,269	15,108	(1,320)
IfrsStatementLineItems [Line Items]
Shares repurchase under NCIB	(17)	(17)				(17)
Shares issued to settle debts (note 19)	10,275	4,749			5,526	10,275
Net loss	(4,381)		(4,406)			(4,406)	25
Other comprehensive income	1,358			1,358		1,358
Share based payments (note 19)	382				382	382
Ending balance at Dec. 31, 2020	21,405	7,320	(190,541)	19,744	186,177	22,700	(1,295)
IfrsStatementLineItems [Line Items]
Shares repurchase under NCIB	(20)	(20)				(20)
Shares and warrants issued (note 19)	7,408	4,270			3,138	7,408
Share and warrant issuance costs (note 19)	(326)	(188)			(138)	(326)
Agent compensation options issued (note 19)		(138)			138
Net loss	(11,266)		(11,169)			(11,169)	(97)
Other comprehensive income	133			133		133
Share based payments (note 19)	362				362	362
Ending balance at Dec. 31, 2021	$ 17,696	$ 11,244	$ (201,710)	$ 19,877	$ 189,677	$ 19,088	$ (1,392)